Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Select Large Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Class A
Trading Symbol	NSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	16.25	16.16	12.58
Class A (including sales charges)	9.56	14.79	11.92
S&P 500 ® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Stat
ist
ics
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

Columbia Select Large Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Class C
Trading Symbol	NSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 175	1.62%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	15.44	15.31	11.74
Class C (including sales charges)	14.44	15.31	11.74
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

Columbia Select Large Cap Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	NSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.59	16.45	12.86
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Stat
ist
ics
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

Columbia Select Large Cap Equity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	16.64	16.55	12.95
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statis
ti
cs
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	16.74	16.60	12.97
S&P 500® Index	18.41	16.85	12.98
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
tist
ics
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

Columbia Select Large Cap Equity Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Equity Fund
Class Name	Class S
Trading Symbol	NSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Equity Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 27 (a)	0.64% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.64%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, energy, consumer staples and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the materials, consumer discretionary and information technology sectors, and a larger weight in the utilities sector benefited Fund results versus the benchmark during the annual period.
Individual securities
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Walmart, Inc., a retail and wholesale company; not owning benchmark constituent Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in Ameren Corp., a utility holding company; and a relative overweight position in Citigroup, Inc., a multinational financial services company were among the top contributors to Fund performance as compared to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Global Payments Inc., a financial technology company that provides payment technology and services; a relative overweight position in Adobe, Inc., a global computer software company; and a relative overweight position in NIKE, Inc., an athletic equipment, service, apparel and footwear company were among the Fund’s top detractors as compared to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	16.62	16.46	12.86
S&P 500® Index	18.41	16.85	12.98
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,523,896,986
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,788,029
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,523,896,986
Total number of portfolio holdings	52
Management services fees (represents 0.72% of Fund average net assets)	$ 10,788,029
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	2.7%
MasterCard, Inc., Class A	2.7%
Procter & Gamble Co. (The)	2.7%
Eli Lilly & Co.	2.6%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.